Significant accounting policies - Property, plant and equipment (Details)	12 Months Ended
Jun. 30, 2021
Maximum | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	5 years
Maximum | Store operating equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	5 years
Maximum | Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	5 years
Minimum | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	2 years
Minimum | Store operating equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	2 years
Minimum | Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	3 years